Other disclosures	12 Months Ended
Dec. 31, 2019
Other disclosures [Abstract]
Other disclosures

44.   Other disclosures

a) Guarantees and commitments

The Bank provides a variety of guarantees to its clients to improve their credit standing and allow them to compete The following table summarizes at December 31, 2019, 2018 and 2017 all of the guarantees.

As required, the “maximum potential amount of future payments” represents the notional amounts that could be considered as a loss if there were a total default by the guaranteed parties, without consideration of possible recoveries from collateral held or pledged, or recoveries under recourse provisions. There is no relationship between these amounts and probable losses on these guarantees. In fact, "maximum potential amount of future payments" significantly exceeds inherent losses.

Thousand of reais	2019	2018	2017

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	41,870,332	39,081,803	40,729,544
Financial guarantees	29,397,344	27,216,418	37,007,057
Performance guarantees	1,009,367	907,856	486,091
Financial letters of credit	11,387,788	10,860,425	3,110,918
Other	75,833	97,104	125,478
Other contingent exposures	2,442,235	3,178,671	1,915,492
Documentary Credits	2,442,235	3,178,671	1,915,492
Total Contingent Liabilities	44,312,567	42,260,474	42,645,036

Commitments
Loan commitments drawable by third parties (1)	125,876,671	122,652,229	106,913,219
Total Commitments	125,876,671	122,652,229	106,913,219

Total	170,189,238	164,912,704	149,558,255

(1) Includes the approved limits and unused overdraft, credit card and others.

Financial guarantees are provided to Bank´s clients in respect of their obligations to third parties. The Bank has the right to seek reimbursement from the clients for any amount it shall have to pay under such guarantee. Additionally, the Bank may hold cash or other highly liquid collateral for these guarantees.

These guarantees are subject to the same credit evaluation performed on the origination of loans.

The Bank´s expectation is that many of these guarantees to expire without the need of cash disbursement in advance. Therefore, in the ordinary course of business, the Bank expects that these guarantees will have virtually no impact on its liquidity.

Performance guarantees are issued to guaranteed clients obligations such as to make contractually specified investments, to supply specified products, commodities, or maintenance or warranty services to a third party, completion of projects in accordance with contract terms, etc. Financial standby letters of credit include guarantees of payment of loans, credit facilities, promissory notes and trade acceptances. The Bank always requires collateral to grant this kind of financial guarantees. In Documentary Credits, the Bank acts as a payment intermediary between trading companies located in different countries (import-export transactions). Under a documentary credit transaction, the parties involved deal with the documents rather than the commodities to which the documents may relate. Usually the traded commodities are used as collateral to the transaction and the Bank may provide some credit facilities. Loan commitments draw able by third parties include mostly credit card lines and commercial commitments. Credit card lines are unconditionally cancelable by the issuer. Commercial commitments are mostly 1 year facilities subject to information requirements to be provided by Banks´s clients.

The risk criteria followed to issue all kinds of guarantees, financial standby letters of credit, documentary credits and any risks of signature are in general the same as those used for other products of credit risk, and therefore subject to the same admission and monitoring standards. The guarantees granted on behalf of Bank´s clients are subject to the same credit quality review process as any other risk product. On a regular basis, at least once a year, the solvency of the mentioned clients is checked as well as the probability of those guarantees to be executed. In case that any doubt on the client's solvency may arise we create allowances with charge to net income, by the amount of the inherent losses even if there is no claim to us.

The provision for losses on the non-recovery guarantees and other securities (Note 9.c) is recorded as "Impairment losses on financial assets (net)” on consolidated income statement and its calculation is described in note 2.i.

Additionally, the liability recognized as deferred revenue for the premium received for providing the above guarantees, which is being amortized into income over the life of the related guarantees is R$285,218 (2018 - R$330,018 and 2017 - R$446,143).

b) Off-balance funds under management

Banco Santander has under its management investment funds for which it does not hold any substantial participation interests and does not act as principal over the funds, and it does not own any shares of such funds. Based on the contractual relationship governing the management of such funds, third parties who hold the participation interests in such funds are those who are exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the fund. Moreover, though Santander Brasil acts as fund manager, in analyzing the fund manager's remuneration regime, the remuneration regime is proportionate to the service rendered, and therefore does not create exposure of such importance to indicate that the fund manager is acting as the principal (Note 2.w).

The funds managed by Banco Santander not recorded in the balance sheet are as follows:

Thousand of reais	2019	2018	2017

Funds under management	2,034,999	1,896,689	1,747,623
Managed Funds	230,199,261	200,366,261	188,728,634
Total	232,234,260	202,262,950	190,476,257

c) Third-party securities held in custody

On December 31, 2019, the Bank held in custody debt securities and equity instruments totaling R$27,283,548 (2018 - R$34,040,742 e 2017 - R$40,459,429) entrusted to it by third parties.

d) Residual maturity

The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows:

2019
Thousand of reais
On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	6,549,535	13,577,829	-	-	-	-	20,127,364
Debt instruments	7,747,516	1,174,094	22,926,088	45,058,398	35,118,355	61,307,480	173,331,930
Equity instruments	-	-	-	-	-	2,358,229	2,358,229
Loans and amounts due from credit institutions	69,135,371	1,943,291	21,064,571	14,525,161	2,411,265	153,469	109,233,128
Loans and advances to customer	9,451,762	84,839,695	43,180,508	89,624,089	34,092,967	65,510,459	326,699,480
Derivatives	6,806,370	1,893,308	2,649,730	3,546,082	1,950,678	3,599,566	20,445,734
Total	99,690,554	103,428,217	89,820,897	152,753,730	73,573,265	132,929,202	652,195,865

2019
Thousand of reais
On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	390,626	16,584,181	49,097,816	25,655,631	4,877,076	2,666,086	99,271,415
Customer deposits(1)	69,048,756	130,872,214	76,244,908	43,395,748	16,923,318	29,654	336,514,597
Marketable debt securities (1)	-	10,675,356	695,071	37,268,809	3,900,484	21,162,755	73,702,474
Debt Instruments Eligible to Compose Capital	-	170,939	-	10,005,022	-	-	10,175,961
Other financial liabilities	10,334	24,360,724	14,509,911	16,678,725	4,717	1,542	55,565,954
Short positions	-	4,748,545	1,554,274	1,256,416	3,747,700	12,528,718	23,835,653
Derivatives	6,776,746	4,345,286	406,383	4,696,823	2,502,040	3,702,699	22,429,977
Total	76,226,461	191,757,244	142,508,363	138,957,174	31,955,334	40,091,454	621,496,030
Difference (assets less liabilities)	23,464,093	(88,329,027)	(52,687,466)	13,796,556	41,617,931	92,837,748	30,699,835

2018
Thousand of reais
On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	31,323,554	392,791	-	-	-	-	31,716,345
Debt instruments	27,402	51,255,820	25,903,428	13,186,253	26,367,903	58,692,609	175,433,415
Equity instruments	839,620	34,420	231,576	-	-	-	1,105,616
Loans and amounts due from credit institutions	57,528,022	8,449,138	844,658	12,739,730	11,371	34,082	79,607,001
Loans and advances to customer	-	111,595,396	75,100,836	63,043,973	21,397,689	29,934,313	301,072,207
Derivatives	-	13,815,791	1,240,161	1,114,446	1,074,875	1,118,173	18,363,446
Total	89,718,598	185,543,356	103,320,659	90,084,402	48,851,838	89,779,177	607,298,030

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	1,139	55,872,675	18,564,342	19,850,530	2,598,172	2,135,948	99,022,806
Customer deposits(1)	65,241,618	102,942,180	76,987,570	42,399,934	16,624,469	2,029	304,197,800
Marketable debt securities(1)	-	11,104,594	26,741,036	22,479,019	5,854,091	8,447,492	74,626,232
Subordinated liabilities	9,885,607	-	-	-	-	-	9,885,607
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	9,779,944	9,779,944
Other financial liabilities	66,265	31,566,995	35,648	18,086,272	-	27,600	49,782,780
Financial liabilities held for trading:
Short positions	206,423	-	1,139,847	31,349,407	-	-	32,695,677
Derivatives	-	7,639,956	7,723,730	1,069,718	604,593	1,428,838	18,466,835
Total	75,401,052	209,126,400	131,192,173	135,234,880	25,681,325	21,821,851	598,457,681
Difference (assets less liabilities)	14,317,546	(23,583,044)	(27,871,514)	(45,150,478)	23,170,513	67,957,326	8,840,349

2017
Thousand of reais
On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	20,642,321	13,482,432	-	-	-	-	34,124,753
Debt instruments	609,220	1,887,278	21,978,394	31,669,850	19,379,308	45,731,067	121,255,117
Equity instruments	66,187	124,304	305,073	842,090	-	292,121	1,629,775
Loans and amounts due from credit institutions	38,137,344	15,235,629	182,721	10,382,061	18,166	1,253,981	65,209,902
Loans and advances to customer	31,065,824	70,301,530	61,286,539	63,375,203	17,796,364	28,594,697	272,420,157
Derivatives	-	426,577	1,034,248	9,470,073	4,357,636	1,974,354	17,262,888
Total	90,520,896	101,457,750	84,786,975	115,739,277	41,551,474	77,846,220	511,902,592

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	394,396	21,636,392	44,696,680	6,797,838	2,717,941	3,131,438	79,374,685
Customer deposits(1)	64,512,105	103,511,031	48,339,761	42,494,421	17,176,009	8,814	276,042,141
Marketable debt securities(1)	-	14,315,305	35,636,549	17,923,372	1,491,866	879,920	70,247,012
Subordinated liabilities	-	-	519,230	-	-	-	519,230
Debt Instruments Eligible to Compose Capital	-	114,104	-	-	-	8,322,797	8,436,901
Other financial liabilities	11,710,943	30,985,465	1,537,689	26,638	-	-	44,260,735
Financial liabilities held for trading:
Short positions	-	-	466,000	8,960,806	7,476,079	15,905,507	32,808,392
Derivatives	-	769,619	975,945	8,244,193	4,239,198	2,448,531	16,677,486
Total	76,617,444	171,331,916	132,171,854	84,447,268	33,101,093	30,697,007	528,366,582
Difference (assets less liabilities)	13,903,452	(69,874,166)	(47,384,879)	31,292,009	8,450,381	47,149,213	(16,463,990)

(1) Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

e) Equivalent value in Reais of assets and liabilities

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

Equivalent Value in Thousand of Reais	2019		2018		2017
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash and reserves at the Central Bank of Brazil	15,359,225	-	6,947,282	-	126,022	-
Financial asset/liabilities for trading	-	-	-	-	626,101	2,982,336
Financial ssets/liabilities measured at fair value through profit or loss held for trading	3,349,879	3,210,360	1,211,296	101,833	-	-
Available-for-sale financial assets	-	-	-	-	11,665,952	-
Financial assets measured at fair value through other comprehensive income	20,386,034	-	7,049,727	-	-	-
Loans and receivables	-	-	-	-	18,703,454	-
Financial assets/liabilities measured at amortized cost	68,996,884	44,140,284	17,912,203	35,567,194	-	36,306,000
Total	108,092,022	47,350,644	33,120,508	35,669,027	31,121,529	39,288,336

f) Other Obligations

The Banco Santander rents properties, mainly used for branches, based on a standard contract which may be cancelled at its own criterion and includes the right to opt for renewals and adjustment clauses. The leases are classified as operating leases.

The total of the future minimum payments of non-cancellable operating leases is shown below:

	2019	2018	2017

Up to 1 Year	651.207	670.553	624.424
Between1 to 5 Years	1.492.289	1.435.970	1.545.101
More than 5 Years	147.125	167.868	288.420
	2.290.621	2.274.391	2.457.945

Additionally, Banco Santander has contracts without maturity dates, totaling R$918 (2018 - R$674) monthly rent corresponding to the contracts with this feature. Payment of operating leases recognized as expenses in 2019 fiscal year were R$700,958 (2018 - R$683,011).

Monthly rental contracts will be adjusted on an annual basis, as per prevailing legislation, at Índice Geral de Preços do Mercado (IGPM) variation. The lessee is entitled to unilaterally rescind the agreement, at any time, as contractual clauses and legislation.

g) Contingent assets

On December 31, 2019, 2018 and 2017 no contingent assets were recorded.